UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-22884

The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was 20.1%, compared with a total return of 13.6% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 25.2%. The Fund’s NAV per share was $17.90, while the price of the publicly traded shares closed at $16.00 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

	Year to Date	1 Year	3 year	5 year	Since Inception (6/23/14)
The Gabelli Global Small and Mid Cap Value Trust (GGZ)
NAV Total Return (b)	20.13%	69.47%	11.80%	11.99%	8.82%
Investment Total Return (c)	25.20	89.37	14.83	13.03	6.95
MSCI World SMID Cap Index	13.55	47.85	12.38	13.89	9.46	(d)

(a)	Performance returns for periods of less than one year are not annualized. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of total investments as of June 30, 2021:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	13.3%
Health Care	7.3%
Diversified Industrial	6.0%
U.S. Government Obligations	6.0%
Consumer Products	5.9%
Business Services	5.7%
Entertainment	5.5%
Machinery	5.1%
Financial Services	4.7%
Broadcasting	4.3%
Equipment and Supplies	3.4%
Hotels and Gaming	2.9%
Automotive	2.5%
Cable and Satellite	2.3%
Electronics	2.3%
Specialty Chemicals	2.2%
Automotive: Parts and Accessories	2.1%
Energy and Utilities: Water	2.0%
Retail	1.7%
Aerospace	1.3%

Wireless Communications	1.2%
Building and Construction	1.1%
Telecommunications	1.1%
Environmental Services	1.0%
Energy and Utilities: Integrated	1.0%
Transportation	1.0%
Computer Software and Services	1.0%
Consumer Services	1.0%
Energy and Utilities: Electric	0.9%
Metals and Mining	0.8%
Energy and Utilities: Natural Gas	0.8%
Publishing	0.7%
Real Estate	0.5%
Aviation: Parts and Services	0.5%
Energy and Utilities: Services	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Energy and Utilities: Alternative Energy	0.1%
Educational Services	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.2%
	Aerospace — 1.3%
22,000	Aerojet Rocketdyne Holdings Inc.	$1,084,658	$1,062,380
9,000	Allied Motion Technologies Inc.	212,551	310,770
9,000	Avio SpA	123,120	132,756
8,500	Kaman Corp.	475,066	428,400
1,000	L3Harris Technologies Inc.	79,530	216,150
256,666	Rolls-Royce Holdings plc†	558,173	351,212
		2,533,098	2,501,668
	Automotive — 2.5%
4,100	Ferrari NV	157,078	844,805
84,000	Navistar International Corp.†	3,428,627	3,738,000
2,000	Traton SE	58,514	63,414
		3,644,219	4,646,219

	Automotive: Parts and Accessories — 2.0%
49,002	Brembo SpA	354,261	620,552
90,000	Dana Inc.	1,546,665	2,138,400
15,000	Garrett Motion Inc.†	47,545	119,700
2,000	Linamar Corp.	71,250	125,443
31,400	Modine Manufacturing Co.†	399,965	520,926
27,000	Uni-Select Inc.†	254,169	357,430
		2,673,855	3,882,451
	Aviation: Parts and Services — 0.5%
15,500	AAR Corp.†	501,594	600,625
1,000	Curtiss-Wright Corp.	69,929	118,760
4,500	Ducommun Inc.†	145,170	245,520
		716,693	964,905
	Broadcasting — 4.3%
45,000	Beasley Broadcast Group Inc., Cl.A†	159,874	130,050
1,000	Cogeco Inc.	61,944	77,557
140,000	Corus Entertainment Inc., Cl.B	535,362	718,296
7,500	Discovery Inc., Cl.A†	200,293	230,100
5,000	Discovery Inc., Cl.C†	192,901	144,900
235,000	Grupo Televisa SAB, ADR	2,463,825	3,355,800
320,000	ITV plc†	665,263	555,755
500	Liberty Broadband Corp., Cl.A†	25,309	84,085
603	Liberty Broadband Corp., Cl.C†	29,605	104,717
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl.A†	74,602	93,160
188	Liberty Media Corp.- Liberty
	SiriusXM, Cl.C†	4,788	8,721
68,000	Sinclair Broadcast Group Inc., Cl.A	2,221,895	2,258,960
Shares		Cost	Market Value
25,000	Sirius XM Holdings Inc.	$131,250	$163,500
8,000	TEGNA Inc.	120,564	150,080
		6,887,475	8,075,681
	Building and Construction — 1.1%
10,000	Arcosa Inc.	267,493	587,400
1,400	Bouygues SA	58,222	51,777
1,000	Carrier Global Corp.	19,630	48,600
28,000	GCP Applied Technologies Inc.†	675,559	651,280
7,000	IES Holdings Inc.†	122,891	359,520
6,000	Johnson Controls International plc	220,391	411,780
		1,364,186	2,110,357
	Business Services — 5.7%
5,000	Clarivate plc†	108,244	137,650
83,000	Diebold Nixdorf Inc.†	572,449	1,065,720
15,000	Fly Leasing Ltd., ADR†	253,150	254,100
50,500	Herc Holdings Inc.†	1,772,880	5,659,535
54,000	JCDecaux SA†	1,628,924	1,497,033
13,500	Loomis AB	399,150	422,284
30,000	Macquarie Infrastructure Corp.	1,252,559	1,148,100
20,000	Ocean Outdoor Ltd.†	194,799	169,000
4,000	Ströeer SE & Co. KGaA	86,799	320,390
3,000	The Interpublic Group of Companies Inc.	54,590	97,470
		6,323,544	10,771,282
	Cable and Satellite — 2.3%
150	Cable One Inc.	240,135	286,922
2,900	Cogeco Communications Inc.	185,992	283,566
40,000	Euskaltel SA	524,438	520,781
28,000	Liberty Global plc, Cl.A†	684,985	760,480
50,712	Liberty Global plc, Cl.C†	1,299,674	1,371,253
25,000	Liberty Latin America Ltd., Cl.C†	350,204	352,500
14,000	Megacable Holdings SAB de CV	58,687	49,731
9,000	Shaw Communications Inc., Cl.B	252,101	260,280
25,000	WideOpenWest Inc.†	136,883	517,750
		3,733,099	4,403,263

	Computer Software and Services — 1.0%
8,000	AVEVA Group plc	252,920	410,342
20,000	CareCloud Inc.†	171,104	168,400
2,000	Rocket Internet SE†	40,123	65,453
6,000	Talend SA, ADR†	391,983	393,600
2,000	Twitter Inc.†	33,707	137,620

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
2,000	Zooplus AG†	$239,048	$647,894
		1,128,885	1,823,309
	Consumer Products — 5.9%
200	dormakaba Holding AG	98,379	136,288
20,000	Edgewell Personal Care Co.	593,195	878,000
25,000	Energizer Holdings Inc.	1,022,300	1,074,500
4,700	Essity AB, Cl.B	147,262	155,859
13,300	Hunter Douglas NV†	1,036,041	1,450,884
300	L’Oreal SA	48,139	133,682
12,000	Marine Products Corp.	84,716	185,280
15,000	Mattel Inc.†	178,197	301,500
600	Nintendo Co. Ltd., ADR	12,318	43,518
4,000	Salvatore Ferragamo SpA†	75,357	85,587
43,000	Scandinavian Tobacco Group A/S	674,560	877,656
6,000	Shiseido Co. Ltd.	108,513	441,298
3,500	Spectrum Brands Holdings Inc.	180,815	297,640
590,000	Swedish Match AB	2,576,145	5,031,280
600	The Aaron’s Co. Inc.	7,859	19,194
		6,843,796	11,112,166
	Consumer Services — 1.0%
3,000	Allegion plc	268,079	417,900
17,500	Ashtead Group plc	295,726	1,298,504
500	Boyd Group Services Inc.	72,110	90,989
		635,915	1,807,393
	Diversified Industrial — 6.0%
68,069	Ampco-Pittsburgh Corp.†	312,223	413,179
34,700	Ardagh Group SA	537,226	850,844
4,000	AZZ Inc.	136,622	207,120
3,600	Crane Co.	266,344	332,532
26,800	EnPro Industries Inc.	1,783,158	2,603,620
38,000	Greif Inc., Cl.A	1,910,291	2,300,900
27,000	Griffon Corp.	431,009	692,010
1,200	Haynes International Inc.	36,585	42,456
2,000	Jardine Matheson Holdings Ltd.	117,441	127,840
2,400	Moog Inc., Cl.A	143,517	201,744
24,200	Myers Industries Inc.	387,061	508,200
6,000	Raven Industries Inc.	115,726	347,100
5,000	Smiths Group plc	95,104	109,972
20,000	Steel Partners Holdings LP†	223,990	582,400
5,000	Sulzer AG	455,145	690,624
40,000	Toray Industries Inc.	316,267	266,115
13,000	Tredegar Corp.	222,491	179,010
12,000	Trinity Industries Inc.	242,785	322,680
16,000	Ultra Electronics Holdings plc	319,974	506,841
Shares		Cost	Market Value
10,000	Wartsila OYJ Abp	$151,588	$148,397
		8,204,547	11,433,584
	Educational Services — 0.1%
7,000	Barnes & Noble Education Inc.†	36,703	50,470
15,000	Universal Technical Institute Inc.†	59,076	97,350
		95,779	147,820
	Electronics — 2.3%
7,000	Datalogic SpA	81,861	165,507
20,000	Resideo Technologies Inc.†	195,763	600,000
37,000	Sony Group Corp., ADR	1,659,815	3,597,140
		1,937,439	4,362,647
	Energy and Utilities: Alternative Energy — 0.1%
500	NextEra Energy Inc.	36,260	36,640
2,000	NextEra Energy Partners LP	89,333	152,720
		125,593	189,360
	Energy and Utilities: Electric — 0.9%
31,200	Algonquin Power & Utilities Corp.	241,060	464,879
7,500	Fortis Inc.	222,079	331,982
20,000	PNM Resources Inc.	978,650	975,400
		1,441,789	1,772,261
	Energy and Utilities: Integrated — 1.0%
14,000	Avista Corp.	626,343	597,380
3,500	Emera Inc.	147,092	158,793
15,500	Hawaiian Electric Industries Inc.	498,850	655,340
100,000	Hera SpA	300,327	413,115
2,000	Siemens Gamesa Renewable Energy SA†	71,880	66,782
		1,644,492	1,891,410
	Energy and Utilities: Natural Gas — 0.8%
24,000	National Fuel Gas Co.	1,226,542	1,254,000
40,000	NEL ASA†	109,725	93,285
1,200	Southwest Gas Holdings Inc.	62,843	79,428
		1,399,110	1,426,713
	Energy and Utilities: Services — 0.4%
19,500	Dril-Quip Inc.†	695,158	659,685
1,500	KLX Energy Services Holdings Inc.†	13,901	14,325
		709,059	674,010
	Energy and Utilities: Water — 2.0%
70,000	Beijing Enterprises Water Group Ltd.	44,488	26,506
1,400	Consolidated Water Co. Ltd.	16,458	16,422

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
17,000	Mueller Water Products Inc., Cl.A	$150,695	$245,140
90,000	Primo Water Corp.	786,054	1,505,700
60,500	Severn Trent plc	1,745,595	2,093,078
		2,743,290	3,886,846
	Entertainment — 5.5%
46,000	Borussia Dortmund GmbH & Co. KGaA†	308,714	338,994
244,000	Entain plc†	2,154,188	5,891,502
16,500	GAN Ltd.†	340,473	271,260
8,000	Golden Entertainment Inc.†	100,421	358,400
24,000	Liberty Media Corp.- Liberty Braves, Cl.A†	595,907	677,280
22,011	Liberty Media Corp.- Liberty Braves, Cl.C†	490,608	611,245
3,600	Madison Square Garden Entertainment Corp.†	236,989	302,292
4,000	Madison Square Garden Sports Corp.†	676,398	690,280
6,000	Manchester United plc, Cl.A	95,044	91,140
14,000	ViacomCBS Inc., Cl.A	734,735	678,300
13,000	Vivendi SE	315,907	436,700
175,000	Wow Unlimited Media Inc.†(a)(b)	163,334	135,528
		6,212,718	10,482,921
	Environmental Services — 1.0%
180,000	Renewi plc†	70,014	136,947
2,000	Stericycle Inc.†	135,877	143,100
10,000	Tomra Systems ASA	117,808	551,674
9,000	Waste Connections Inc.	599,538	1,074,870
		923,237	1,906,591
	Equipment and Supplies — 3.4%
2,000	A.O. Smith Corp.	67,562	144,120
20,000	Commercial Vehicle Group Inc.†	188,742	212,600
31,000	Flowserve Corp.	1,231,555	1,249,920
11,500	Graco Inc.	564,989	870,550
18,000	Interpump Group SpA	249,267	1,065,894
37,000	Mueller Industries Inc.	1,062,626	1,602,470
1,800	Snap-on Inc.	341,177	402,174
6,500	Watts Water Technologies Inc., Cl.A	586,167	948,415
		4,292,085	6,496,143
	Financial Services — 4.5%
500	Alleghany Corp.†	247,056	333,535
24,477	Barings BDC Inc.	263,866	258,477
1,000	Credit Acceptance Corp.†	390,020	454,110
Shares		Cost	Market Value
2,120	Digital Realty Trust Inc., REIT	$284,727	$318,975
2,000	EXOR NV	160,862	160,219
53,000	FinecoBank Banca Fineco SpA†	350,403	923,818
32,000	Flushing Financial Corp.	618,111	685,760
195,000	GAM Holding AG†	777,479	423,615
1,000	Groupe Bruxelles Lambert SA	82,544	111,864
8,500	H&R Block Inc.	169,373	199,580
11,000	I3 Verticals Inc., Cl.A†	222,091	332,420
5,000	Janus Henderson Group plc	166,693	194,050
23,000	Kinnevik AB, Cl.A	782,805	1,041,680
32,500	Kinnevik AB, Cl.B	1,058,166	1,301,048
57,686	Oaktree Specialty Lending Corp.	330,261	385,919
25,000	Post Holdings Partnering Corp.†	250,000	259,750
1,200	PROG Holdings Inc.	41,049	57,756
70,000	Resona Holdings Inc.	336,109	269,175
5,000	Seven Oaks Acquisition Corp., Cl.A†	48,533	49,450
15,700	Synovus Financial Corp	545,465	688,916
4,000	VNV Global AB†	29,506	44,566
		7,155,119	8,494,683
	Food and Beverage — 13.3%
7,000	Britvic plc	68,455	90,731
1,000	Campbell Soup Co.	33,430	45,590
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	2,785,626
41,500	Chr. Hansen Holding A/S	1,896,918	3,745,505
3,000	Coca-Cola HBC AG†	67,427	108,478
110,000	Davide Campari-Milano NV	526,657	1,473,235
1,400	Diageo plc, ADR	155,671	268,366
2,000	Fevertree Drinks plc	25,214	71,185
9,000	Fomento Economico Mexicano SAB de CV, ADR	680,678	760,590
1,000	Heineken Holding NV	68,070	100,730
1,000	International Flavors & Fragrances Inc.	114,613	149,400
39,000	ITO EN Ltd.	1,199,322	2,313,425
600	J & J Snack Foods Corp.	56,239	104,646
13,000	Kameda Seika Co. Ltd.	627,202	518,385
10,000	Kerry Group plc, Cl.A	848,950	1,388,513
40,000	Kikkoman Corp.	1,095,295	2,639,183
7,500	Luckin Coffee Inc., ADR†	58,296	84,600
113,000	Maple Leaf Foods Inc.	2,076,717	2,345,507
105,000	Nissin Foods Co. Ltd.	80,373	80,329
35,000	Nomad Foods Ltd.†	615,847	989,450
5,000	Post Holdings Inc.	311,614	542,350

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
200,000	Premier Foods plc	$116,472	$303,219
8,500	Remy Cointreau SA	867,760	1,754,732
1,800	Symrise AG	97,498	250,786
9,000	Treasury Wine Estates Ltd.	47,872	78,835
40,000	Tsingtao Brewery Co. Ltd., Cl.H	264,487	430,689
215,000	Vitasoy International Holdings Ltd.	279,435	798,881
16,000	Yakult Honsha Co. Ltd.	826,068	905,891
		14,517,080	25,128,857
	Health Care — 6.8%
15,000	Aurinia Pharmaceuticals Inc.†	242,869	194,400
28,000	Bausch Health Cos. Inc.†	595,390	820,960
1,150	Bio-Rad Laboratories Inc., Cl.A†	425,809	740,933
150	Bio-Rad Laboratories Inc., Cl.B†	35,257	99,365
2,000	Cardiovascular Systems Inc.†	35,840	85,300
6,000	CareDx Inc.†	317,582	549,120
2,500	Catalent Inc.†	261,199	270,300
1,250	Charles River Laboratories International Inc.†	154,443	462,400
500	Chemed Corp	240,390	237,250
5,500	Clovis Oncology Inc.†	32,683	31,900
11,500	Cutera Inc.†	196,316	563,845
3,000	DaVita Inc.†	215,128	361,290
4,000	DENTSPLY SIRONA Inc.	144,206	253,040
18,000	DLH Holdings Corp.†	152,843	210,240
2,000	Draegerwerk AG & Co. KGaA	111,590	185,926
3,000	eHealth Inc.†	220,697	175,200
5,500	Endo International plc†	53,221	25,740
20,000	Evolent Health Inc., Cl.A†	280,601	422,400
2,000	Gerresheimer AG	138,140	221,142
2,500	Henry Schein Inc.†	166,504	185,475
1,750	ICU Medical Inc.†	321,152	360,150
4,666	Idorsia Ltd.†	57,775	128,293
8,000	InfuSystem Holdings Inc.†	32,968	166,320
4,000	Integer Holdings Corp.†	194,771	376,800
2,000	NeoGenomics Inc.†	56,226	90,340
21,250	Option Care Health Inc.†	236,645	464,738
4,500	Orthofix Medical Inc.†	156,521	180,495
42,000	Patterson Cos. Inc.	1,048,043	1,276,380
11,000	Perrigo Co. plc	539,163	504,350
15,000	Personalis Inc.†	295,031	379,500
12,500	PPD Inc.†	393,566	576,125
9,000	Silk Road Medical Inc.†	462,163	430,740
Shares		Cost	Market Value
912	STERIS plc	$126,302	$188,146
6,000	SurModics Inc.†	167,603	325,500
2,000	Teladoc Health Inc.†	91,560	332,580
9,000	Tenet Healthcare Corp.†	259,624	602,910
500	The Cooper Companies Inc.	67,943	198,135
15,000	Trillium Therapeutics Inc.†	247,726	145,500
200	Zoetis Inc.	7,312	37,272
		8,782,802	12,860,500

	Hotels and Gaming — 2.9%
2,500	Caesars Entertainment Inc.†	80,592	259,375
901	Flutter Entertainment plc†	80,235	163,833
24,000	Full House Resorts Inc.†	70,181	238,560
48,000	International Game Technology plc†	704,421	1,150,080
841,250	Mandarin Oriental International Ltd.†	1,483,647	1,682,500
11,500	MGM Resorts International	339,777	490,475
4,000	Red Rock Resorts Inc., Cl.A†	97,180	170,000
300,000	The Hongkong & Shanghai Hotels Ltd.†	407,957	315,676
11,000	The Marcus Corp.†	145,862	233,310
6,500	Wynn Resorts Ltd.†	721,233	794,950
		4,131,085	5,498,759

	Machinery — 5.1%
19,000	Astec Industries Inc.	763,929	1,195,860
300	Bucher Industries AG	78,593	156,866
165,000	CNH Industrial NV, Borsa Italiana	1,422,790	2,724,409
259,000	CNH Industrial NV, New York	2,232,968	4,330,480
13,000	Twin Disc Inc.†	99,365	184,990
8,500	Xylem Inc.	458,230	1,019,660
		5,055,875	9,612,265
	Manufactured Housing and Recreational Vehicles — 0.3%
2,600	Cavco Industries Inc.†	259,212	577,694

	Metals and Mining — 0.8%
2,000	Allegheny Technologies Inc.†	31,636	41,700
25,000	Cameco Corp.	245,432	479,500
200,000	Sierra Metals Inc.†	668,485	602,000
4,000	TimkenSteel Corp.†	30,320	56,600
5,800	Wheaton Precious Metals Corp.	186,176	255,606
		1,162,049	1,435,406
	Publishing — 0.7%
1,600	Graham Holdings Co., Cl.B	710,319	1,014,240
1,500	Meredith Corp.†	19,310	65,160

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
10,000	The E.W. Scripps Co., Cl.A	$141,538	$203,900
		871,167	1,283,300
	Real Estate — 0.5%
11,349	Indus Realty Trust Inc., REIT	338,315	745,062
6,000	Starwood Property Trust Inc., REIT	149,200	157,020
35,000	Trinity Place Holdings Inc.†	89,605	73,850
		577,120	975,932
	Retail — 1.7%
2,500	AutoNation Inc.†	98,741	237,025
600	Biglari Holdings Inc., Cl.A†	318,354	467,400
600	Casey’s General Stores Inc.	58,896	116,784
2,900	Fnac Darty†	132,933	186,548
4,000	Hertz Global Holdings Inc.†	4,495	34,960
7,500	MarineMax Inc.†	107,718	365,550
5,500	Movado Group Inc.	87,691	173,085
4,000	Penske Automotive Group Inc.	150,947	301,960
7,000	PetIQ Inc.†	164,472	270,200
30,000	Qurate Retail Inc., Cl.A	213,313	392,700
9,000	Rush Enterprises Inc., Cl.B	265,452	343,260
400,000	Sun Art Retail Group Ltd.†	441,576	297,773
2,000	TravelCenters of America Inc.†	59,240	58,480
		2,103,828	3,245,725
	Specialty Chemicals — 2.2%
7,000	Ashland Global Holdings Inc.	411,257	612,500
65,000	Element Solutions Inc.	691,426	1,519,700
10,000	Ferro Corp.†	215,591	215,700
4,000	H.B. Fuller Co.	179,337	254,440
16,000	Huntsman Corp.	353,791	424,320
14,000	SGL Carbon SE†	129,553	134,298
6,000	T. Hasegawa Co. Ltd.	114,881	132,860
2,000	Takasago International Corp.	51,764	48,607
700	Treatt plc	3,479	11,329
27,000	Valvoline Inc.	544,801	876,420
		2,695,880	4,230,174
	Telecommunications — 1.1%
55,000	Communications Systems Inc.	334,159	394,900
6,000	Gogo Inc.†	24,174	68,280
6,000	Hellenic
	Telecommunications Organization SA, ADR	41,840	52,140
Shares		Cost	Market Value
11,000	Loral Space & Communications Inc.	$381,169	$427,350
100,000	Pharol SGPS SA†	34,665	11,976
33,000	Telekom Austria AG	210,582	281,734
50,000	Vodafone Group plc, ADR	1,192,445	856,500
		2,219,034	2,092,880
	Transportation — 1.0%
30,000	Bollore SA	127,199	160,788
17,500	Fortress Transportation and Infrastructure Investors LLC	237,847	587,125
12,500	GATX Corp.	837,621	1,105,875
		1,202,667	1,853,788
	Wireless Communications — 1.2%
44,000	Millicom International Cellular SA, SDR†	2,202,578	1,741,882
16,000	United States Cellular Corp.†	585,716	580,960
		2,788,294	2,322,842
	TOTAL COMMON STOCKS	119,735,115	176,381,805

	PREFERRED STOCKS — 0.4%
	Automotive: Parts and Accessories — 0.0%
6,734	Garrett Motion Inc., Ser.A	35,353	57,912

	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	333,127	317,363

	Health Care — 0.2%
10,000	XOMA Corp., Ser.A, 8.625%	247,561	266,800

	Retail 0.0%
450	Qurate Retail Inc., 8.000%, 03/15/31	39,466	48,712

	TOTAL PREFERRED STOCKS	655,507	690,787

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
15,000	Garrett Motion Inc., Ser.A, 11.000%	78,750	129,000

	MANDATORY CONVERTIBLE SECURITIES(c) — 0.3%
	Health Care — 0.3%
6,000	Avantor Inc., Ser.A, 6.250%, 05/15/22	308,295	657,360

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
45,000	Achillion Pharmaceuticals Inc., CVR†	$0	$22,500
1,500	Tobira Therapeutics Inc., CVR†(d)	90	0
		90	22,500
	TOTAL RIGHTS	90	22,500

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
64,000	Ampco-Pittsburgh Corp., expire 08/01/25†	43,720	57,600

	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	0	237
	TOTAL WARRANTS	43,720	57,837

Principal Amount
U.S. GOVERNMENT OBLIGATIONS — 6.0%
$11,341,000	U.S. Treasury Bills,
0.003% to 0.090%††, 07/08/21 to 12/16/21	11,340,019	11,339,683

TOTAL INVESTMENTS — 100.0%	$132,161,496	189,278,972

Other Assets and Liabilities (Net)	866,288

PREFERRED SHARES
(1,200,000 preferred shares outstanding)	(30,000,000)

NET ASSETS — COMMON SHARES
(8,945,623 common shares outstanding)	$160,145,260

NET ASSET VALUE PER COMMON SHARE
($160,145,260 ÷ 8,945,623 shares outstanding)	$17.90

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	At June 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $135,528 or 0.07% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/21 Carrying Value Per Share
175,000	Wow Unlimited Media Inc.	06/05/18 - 03/18/19	$163,334	$0.7744
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	53.2%	$100,604,470
Europe	32.9	62,365,477
Japan	5.9	11,175,597
Canada	3.7	7,027,257
Latin America	2.2	4,182,543
Asia/Pacific	2.1	3,923,628
Total Investments	100.0%	$189,278,972

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $132,161,496)	$189,278,972
Foreign currency, at value (cost $1,061,022)	1,052,427
Cash	110,046
Receivable for investments sold	164,532
Dividends and interest receivable	291,603
Deferred offering expense	14,973
Prepaid expenses	2,297
Total Assets	190,914,850
Liabilities:
Distributions payable	22,708
Payable for investments purchased	412,792
Payable for Fund shares repurchased	12,816
Payable for investment advisory fees	158,260
Payable for payroll expenses	35,627
Payable for accounting fees	3,750
Payable for shareholder communications	74,445
Other accrued expenses	49,192
Total Liabilities	769,590
Cumulative Preferred Shares $0.001 par value:
Series A Preferred Shares (5.450%, $25 liquidation value, 1,200,000 shares authorized, issued and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$160,145,260

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$98,259,702
Total distributable earnings	61,885,558
Net Assets	$160,145,260

Net Asset Value per Common Share:
($160,145,260 ÷ 8,945,623 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$17.90

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $72,219)	$1,520,271
Non-cash dividends	1,104,696
Interest	3,735
Total Investment Income	2,628,702
Expenses:
Investment advisory fees	907,569
Shareholder communications expenses	74,878
Legal and audit fees	53,348
Payroll expenses	45,661
Custodian fees	28,441
Trustees’ fees	27,632
Accounting fees	22,500
Shareholder services fees	15,751
Interest expense	245
Miscellaneous expenses	34,742
Total Expenses	1,210,767
Less:
Expenses paid indirectly by broker (See Note 3)	(1,142)
Net Expenses	1,209,625
Net Investment Income	1,419,077
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	9,058,394
Net realized gain on foreign currency transactions	10,898
Net realized gain on investments and foreign currency transactions	9,069,292
Net change in unrealized appreciation/depreciation: on investments	17,534,147
on foreign currency translations	(21,439)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	17,512,708
Net Realized and Unrealized Gain on Investments and Foreign Currency	26,582,000
Net Increase in Net Assets Resulting from Operations	28,001,077
Total Distributions to Preferred Shareholders	(817,500)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$27,183,577

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income/(loss)	$1,419,077	$(203,530)
Net realized gain on investments and foreign currency transactions	9,069,292	2,403,975
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	17,512,708	15,770,256
Net Increase in Net Assets Resulting from Operations	28,001,077	17,970,701
Distributions to Preferred Shareholders	(817,500)*	(1,635,000)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	27,183,577	16,335,701

Distributions to Common Shareholders:
Accumulated earnings	(2,872,545)*	(476,437)
Return of capital	—	(5,424,278)
Total Distributions to Common Shareholders	(2,872,545)	(5,900,715)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,850,105)	(3,739,860)
Net Decrease in Net Assets from Fund Share Transactions	(1,850,105)	(3,739,860)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	22,460,927	(6,695,126)

Net Assets Attributable to Common Shareholders:
Beginning of year	137,684,333	130,989,207
End of period	$160,145,260	$137,684,333

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019		2018		2017		2016
Operating Performance:
Net asset value, beginning of year	$15.17		$13.85	$12.41		$14.63		$12.57		$12.20
Net investment income/(loss)	0.16	(a)	(0.02)	0.11	(a)	0.07		(0.01	)(b)	0.10
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.95		2.09	2.01		(2.25)		3.34		0.60
Total from investment operations	3.11		2.07	2.12		(2.18)		3.33		0.70
Distributions to Preferred Shareholders: (c)
Net investment income	(0.01	)*	—	(0.05)		(0.05)		(0.04)		(0.04)
Net realized gain	(0.08	)*	(0.18)	(0.12)		(0.11)		(0.14)		(0.10)
Return of capital	—		—	—		—		(0.03)		—
Total distributions to preferred shareholders	(0.09)		(0.18)	(0.17)		(0.16)		(0.21)		(0.14)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3.02		1.89	1.95		(2.34)		3.12		0.56
Distributions to Common Shareholders:
Net investment income	(0.03	)*	—	(0.12)		—		—		(0.04)
Net realized gain	(0.29	)*	(0.05)	(0.28)		—		—		(0.08)
Return of capital	—		(0.59)	(0.16)		—		—		—
Total distributions to common shareholders	(0.32)		(0.64)	(0.56)		—		—		(0.12)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.03		0.07	0.05		0.13		0.01		0.07
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	—		(0.00	)(d)	0.00	(d)	(0.14)
Offering costs for common shares charged to paid-in capital	—		—	—		(0.01)		(0.05)		—
Decrease in net asset value from rights offering	—		—	—		—		(1.02)		—
Total Fund share transactions	0.03		0.07	0.05		0.12		(1.06)		(0.07)
Net Asset Value Attributable to Common
Shareholders, End of Period	$17.90		$15.17	$13.85		$12.41		$14.63		$12.57
NAV total return †	20.13%		16.01%	16.27%		(15.17)%		24.62%		4.02%
Market value, end of period	$16.00		$13.05	$11.84		$9.80		$12.74		$10.60
Investment total return ††	25.20%		17.99%	26.77%		(23.08)%		25.40%		2.40%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$190,145		$167,684	$160,989		$150,353		$180,933		$127,960
Net assets attributable to common shares, end of period (in 000’s)	$160,145		$137,684	$130,989		$120,353		$150,933		$97,960
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	1.87	%(a)(e)	(0.18)%	0.83	%(a)	0.49%		(0.16)%		0.80%
Ratio of operating expenses to average net assets attributable to common shares (f)(g)	1.60	%(e)	1.82%	1.73%		1.68%		1.76%		1.72%
Portfolio turnover rate	12%		14%	35%		80%		70%		77%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021	Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
5.450% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	1,200	1,200	1,200	1,200	1,200	1,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$26.02	$25.62	$25.51	$24.97	$25.30	$25.32
Asset coverage per share	$158.45	$139.74	$134.16	$125.31	$150.78	$106.63
Asset Coverage	634%	559%	537%	501%	603%	427%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Includes income resulting from special dividends for the six months ended June 30, 2021 and the year ended December 31, 2019. Without these dividends, the per share income amount would have been 0.04 and 0.06 and the net investment income ratio would have been 0.41% and 0.46%.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.34%, 1.44%, 1.40%, 1.39%, 1.39%, and 1.44%, respectively.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Entertainment	$10,347,393	$135,528	—	$10,482,921
Health Care	12,761,135	99,365	—	12,860,500
Other Industries (b)	153,038,384	—	—	153,038,384
Total Common Stocks	176,146,912	234,893	—	176,381,805
Preferred Stocks (b)	373,424	317,363	—	690,787
Convertible Preferred Stocks (b)	129,000	—	—	129,000
Mandatory Convertible Securities (b)	657,360	—	—	657,360
Rights (b)	—	22,500	$0	22,500
Warrants (b)	57,837	—	—	57,837
U.S. Government Obligations	—	11,339,683	—	11,339,683
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$177,364,533	$11,914,439	$0	$189,278,972

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 3 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted security held as of June 30, 2021, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.450% Series A Cumulative Preferred Shares (Series A Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$8,229	$28,240
Net long term capital gains	468,208	1,606,760
Return of capital	5,424,278	—
Total distributions paid	$5,900,715	$1,635,000

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$133,833,268	$60,242,420	$(4,796,716)	$55,445,704

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2021, the Fund did not incur any income tax, interest or penalties. As of June 30, 2021, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2021, the Fund paid $2,580 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,142.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2021, the Fund accrued $45,661 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $20,719,964 and $24,462,558, respectively.

5.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The NAV per share of the Fund was reduced by approximately $1.02 per share on the day the additional shares were issued below NAV. The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December 31, 2020 the Fund repurchased and retired 131,941 and 381,313 common shares, respectively, at an investment of $1,850,105 and $3,739,860, respectively, and an average discount of 14.45% and 17.49%, respectively, from its net asset value.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(131,941)	$(1,850,105)	(381,313)	$(3,739,860)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (Preferred Shares). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 10, 2016, the Fund received $28,885,357 (after underwriting discounts of $945,000 and offering expenses of $169,643) from the public offering of 1,200,000 shares of Series A Preferred. Commencing May 10, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund did not repurchase any of the Series A Preferred. At June 30, 2021, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $22,708.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

6.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, elected Calgary Avansino, Anthony S. Colavita, and Agnes Mullady as Trustees of the Fund, with 8,734,321 votes, 8,740,347 votes and 8,706,648 votes cast in favor of these Trustees, and 211,933 votes, 205,907 votes and 239,605 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Frank J. Fahrenkopf, Jr. as a Trustee of the Fund, with 667,259 votes cast in favor of this Trustee and 16,758 votes withheld for this Trustee.

John Birch, James P. Conn, Kevin V. Dreyer, Mario J. Gabelli, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Small and Mid Cap Value Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 12, 2021, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, and five year periods (as of March 31, 2021) against a peer group of comparable peer funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was in the first quartile for the one year, three year and five year periods for the Adviser Peer Group and in the first quartile for the one year period and the second quartile for the three year and five year periods for the Lipper Peer Group. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a 10 year performance record. The Independent Board Members noted the impact of COVID-19 on the current economic environment.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members noted that the advisory fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher advisory fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by an affiliate of the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members also concluded that the Fund has an acceptable performance record. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board. Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common s tock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Global Small and Mid Cap Value Trust (GGZ) (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Global Small and Mid Cap Value Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI GLOBAL SMALL & MID CAP VALUE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Small & Mid Cap Value Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Calgary Avansino

Former Chief Executive Officer,

Glamcam

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Agnes Mullady

Former Senior Vice President

GAMCO Investors Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Matire

Vice President

Bethany A. Uhlein

Vice President and Ombudsman

INVESTMENT ADVISER

Gabelli Funds, Inc.

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York

Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom, LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – 48,000 Preferred Series A – N/A	Common – $13.17 Preferred Series A – N/A	Common – 48,000 Preferred Series A – N/A	Common – 9,077,564 - 48,000 = 9,029,564 Preferred Series A – 1,200,000
Month #2 02/01/2021 through 02/28/2021	Common – 27,281 Preferred Series A – N/A	Common – $13.58 Preferred Series A – N/A	Common – 27,281 Preferred Series A – N/A	Common – 9,029,564 - 27,281 = 9,002,283 Preferred Series A – 1,200,000
Month #3 03/01/2021 through 03/31/2021	Common – 24,839 Preferred Series A – N/A	Common – $14.48 Preferred Series A – N/A	Common – 24,839 Preferred Series A – N/A	Common – 9,002,283 - 24,839 = 8,977,444 Preferred Series A – 1,200,000
Month #4 04/01/2021 through 04/30/2021	Common – 20,017 Preferred Series A – N/A	Common – $14.89 Preferred Series A – N/A	Common – 20,017 Preferred Series A – N/A	Common – 8,977,444 - 20,017 = 8,957,427 Preferred Series A – 1,200,000
Month #5 05/01/2021 through 05/31/2021	Common – 1,604 Preferred Series A – N/A	Common – $15.40 Preferred Series A – N/A	Common – 1,604 Preferred Series A – N/A	Common – 8,957,427 - 1,604 = 8,955,823 Preferred Series A – 1,200,000
Month #6 06/01/2021 through 06/30/2021	Common – 10,200 Preferred Series A – N/A	Common – $16.12 Preferred Series A – N/A	Common – 10,200 Preferred Series A – N/A	Common – 8,955,823 - 10,200 = 8,945,623 Preferred Series A – 1,200,000
Total	Common – 131,931 Preferred Series A – N/A	Common – $14.35 Preferred Series A – N/A	Common – 131,931 Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.